Trade and Other Payables (Details 1) - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of Trade and Other Payables [Abstract]
Employee benefit liabilities	$ 0	$ 0	$ 118	$ 150